Note 6 - Stockholder's Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Convertible Preferred Stock, Series A
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Dividend Rate, Percentage	1.50%
Preferred Stock, Dividend Payment Terms	The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid.
Preferred Stock, Dividend Preference or Restrictions	The Series A Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends.
Preferred Stock, Voting Rights	The Series A Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series A Preferred Stock holders.
Series A Preferred Stock
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock, Series B
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Dividend Rate, Percentage	1.50%
Preferred Stock, Dividend Payment Terms	The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid.
Preferred Stock, Dividend Preference or Restrictions	The Series B Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends.
Preferred Stock, Voting Rights	The Series B Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series B Preferred Stock holders.
Series B Preferred Stock
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Series C Convertible Preferred Stock
Preferred Stock, Shares Authorized	6,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Dividend Rate, Percentage	1.50%
Preferred Stock, Dividend Payment Terms	The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid.
Preferred Stock, Dividend Preference or Restrictions	The Series C Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends.
Preferred Stock, Voting Rights	The Series C Preferred Stock shall each vote three voting share and shall vote together with the Common Stock of the Company.
Convertible Preferred Stock, Terms of Conversion	Subject to certain conversion restrictions over the first three months from the original issuance date, each share of Series C Preferred Stock is convertible, at the option of the holder into three (3) shares of the Company’s Class A Common Stock, with five business days’ notice.
Convertible Preferred Stock, Series C
Preferred Stock, Shares Authorized	30,000,000	3,000,000,000	30,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Class A
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Convertible Common Class B
Common Stock, Shares Authorized	23,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Class B
Common Stock, Shares Authorized	60,000,000	60,000,000	60,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01